CORPORATE AND SUBSIDIARY BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Debt Maturities
The following is the maturity by year on corporate borrowings and subsidiary borrowings:

	Payments due by year
AS AT DEC. 31 2022 US$ MILLIONS	Total	Less than 1 year	1- 3 years	4 - 5 years	More than 5 years
Corporate borrowings	2,160	1,810	—	350	—
Subsidiary borrowings	1,492	—	—	1,000	492